Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt

Note 8. Debt

Amended and Restated Senior Secured Convertible Debentures

In connection with the Merger, the Company entered into debentures due December 31, 2023 with each of Bristol Investment Fund, Ltd. (“Bristol”) and Barlock 2019 Fund, LP (“Barlock”), in the principal amount of $1,000,000 (“AR Debentures”). Bristol is controlled by Paul L. Kessler who was the Executive Chairman of the Company at the time of the Merger and is a current member of our Board of Directors. Barlock is controlled by Scott D. Kaufman who is a former President, Chief Executive Officer, and Director of the Company. The AR Debentures will accrue interest on the aggregate unconverted and then outstanding principal amount of the debentures at the rate of 12% per annum. Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on May 3, 2023, (ii) each date the AR Debentures are converted into common stock (as to that principal amount then being converted), (iii) the day that is at least five trading days following the Company’s notice to redeem some or all of the then outstanding principal of the AR Debentures (only as to that principal amount then being redeemed), which may be provided at any time after the Company’s common stock is listed or quoted for trading on the NYSE American (or any successor thereto) or any other national securities exchange (the “Uplisting”) , and (iv) the maturity date.

The AR Debentures are convertible into shares of common stock at any time at the option of the applicable holder, at an initial conversion price of $0.175 per share (as adjusted, the “Conversion Price”), provided, however, from and after an event of default, the Conversion Price shall be equal to the lesser of (i) the then Conversion Price and (ii) 50% of the average of the three lowest trade prices during the 20 trading days immediately prior to the date on which such conversion shall be effected. The initial Conversion Price is subject to adjustments in connection with, among other things, (i) the Company’s issuance of additional shares of common stock, or securities convertible into or exercisable for additional shares of common stock, at a price lower than the then current Conversion Price, and (ii) future stock splits, reverse stock splits, mergers or reorganizations, and similar changes affecting holders of common stock. The number of common shares issuable upon a conversion is determined by dividing the outstanding principal amount by the Conversion Price. At June 30, 2023, such a conversion would have resulted in the issuance of 11,428,571 common shares. The price of the Company’s common shares on the OTCQB closed at $0.21 per share on June 30, 2023.

At any time after the Uplisting, the Company may, upon written notice to the holders of the AR Debentures, repay some or all of the then outstanding principal amount in cash or, for a period of six months following the Closing, in kind by the transfer of ownership of Collateral (as defined below) with a fair market value equal to the amount being repaid.

If any events of default described in the AR Debentures occur, the outstanding principal amount of the AR Debentures, plus accrued but unpaid interest, liquidated damages and other amounts owing in respect thereof through the date of acceleration, shall become, at the applicable holder’s election, immediately due and payable in cash. Commencing five days after the occurrence of any event of default that results in the eventual acceleration of the AR Debentures, the interest rate on the AR Debentures shall accrue at an interest rate equal to the lesser of 18% per annum and the maximum rate permitted under applicable law.

The AR Debentures include customary negative covenants, including covenants restricting the Company from incurring certain additional indebtedness, granting security interests or liens on its assets (other than certain permitted liens), and entering into any transaction involving the repurchase of shares of Common Stock, except as permitted under the AR Debentures.

In connection with the Closing, the Company entered into the Amended and Restated Security Agreement with all of the subsidiaries of the Company and each of Bristol Investment Fund and Barlock, as holders of the AR Debentures, to reflect collateral as only certain cryptocurrency mining assets.

The Company determined that the AR Debentures contain certain features that require bifurcation and separate accounting as embedded derivatives. As such, the Company elected to initially and subsequently measure the AR Debentures in their entirety at fair value with changes in fair value recognized in earnings in accordance with ASC 815. The fair value of the AR Debentures increased to $2,722,000 at June 30, 2023 representing an increase of $741,000 from the date of the Merger, which is recognized in the condensed consolidated statements of operations for the three and six months ended June 30, 2023.

Interest accrued for AR Debentures was $38,667 and zero at June 30, 2023 and December 31, 2022, respectively.

SBA Loan

Upon the Merger, the Company assumed a loan agreement with the SBA. The loan accrues interest at a rate of 3.75% and will mature in June 2050. Interest accrued for this loan was $7,588 and zero at June 30, 2023 and December 31, 2022, respectively.

The following table summarizes the Company’s debt outstanding:

	As of
	June 30, 2023	December 31, 2022
Short-term debt
AR Debentures at fair value	$2,722,000	$—
Long-term debt
SBA Loan	150,000	—

Total debt	$2,872,000	$—

The following is a summary of scheduled debt maturities by year as of June 30, 2023:

2023	$2,001,613
2024	3,317
2025	3,444
2026	3,575
2027	3,711
Thereafter	134,340
$2,150,000

Creek Road Miners Inc [Member]
Debt

Note 12. SBA/PPP Notes Payable

Small Business Administration Paycheck Protection Program Loans

On March 27, 2020 the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and included a provision for the Small Business Administration (“SBA”) to implement its Paycheck Protection Program (“PPP”). The PPP provides small businesses with funds to pay payroll costs, including some benefits over a covered period of up to 24 weeks. Funds received under the PPP may also be used to pay interest on mortgages, rent, and utilities. Subject to certain criteria being met, all or a portion of the loan may be forgiven. The loans bear interest at an annual rate of one percent (1%), are due two (2) years from the date of issuance, and all payments are deferred for the first six (6) months of the loan. Any unforgiven balance of loan principal and accrued interest at the end of the six (6) month loan deferral period is amortized in equal monthly installments over the remaining 18-months of the loan term.

SBA Guaranteed PPP Loan

On April 30, 2020, the Company entered into an SBA guaranteed PPP loan. The Company received aggregate proceeds of $197,600 under the loan. The loan accrues interest at a rate of 1.00%. On December 11, 2021, the SBA forgave $183,567 of loan principal. As of December 31, 2022 and 2021, the outstanding balance under the loan was $0 and $14,033, respectively.

SBA Loan

On May 31, 2020, the Company entered into a loan agreement with the SBA. The Company received aggregate proceeds of $149,900 under the loan. The loan accrues interest at a rate of 3.75%, and will mature in June 2050. As of December 31, 2022 and 2021, the outstanding balance under the loan was $149,900, for both periods.

Second Draw SBA Guaranteed PPP Loan

On February 24, 2021, the Company entered into a Second Draw SBA guaranteed PPP loan. The Company received aggregate proceeds of $197,662 under the loan. The loan accrues interest at a rate of 1.00%, and will mature in February 2026. On March 10, 2022, the SBA forgave $197,662 of loan principal. As of December 31, 2022 and 2021, the outstanding balance under the loan was $0 and $197,662, respectively.

The following table summarizes PPP/SBA loans payable:

	As of
	December 31, 2022	December 31, 2021
SBA Guaranteed PPP Loan	$—	$14,033
SBA Loan	149,900	149,900
Second Draw SBA Guaranteed PPP Loan	—	197,662
Total	$149,900	$361,595